Legal Proceedings, Contingencies and Risks - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016 USD ($)
Minimum [Member]
Loss Contingencies [Line Items]
Claim amount per occurrence	$ 0
Maximum [Member]
Loss Contingencies [Line Items]
Claim amount per occurrence	$ 2,000